(LOSS)/EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
(LOSS)/EARNINGS PER SHARE
17	(LOSS)/EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted (loss)/earnings per share attributable to shareholders for the years ended December 31,

	2025	2024	2023
	USD	USD	USD
(Loss)/Profit for the year	(21,583,798)	(4,844,498)	864,037
Less: (Loss)/Income attributable to non-controlling interests	(164,656)	(6,733)	11,703
(Loss)/Profit for the year attributable to shareholders	(21,419,142)	(4,837,765)	852,334
Basic weighted-average number of shares outstanding	974,686	675,925	757,542

Basic (loss)/earnings per share attributable to shareholders	(21.98)	(7.16)	1.13
Diluted weighted-average number of shares outstanding	974,686	675,925	757,542
Diluted (loss)/earnings per share attributable to shareholders	(21.98)	(7.16)	1.13

As of December 31, 2025, there were 286,840 (14,341,968 prior to 50-for-1 reverse share split) warrant outstanding (Note 15), the Group uses the Treasury Stock Method to calculate the dilutive effect of the outstanding warrants. Under this method, the incremental shares are calculated by assuming the warrants are exercised and the proceeds are used to repurchase the Group’s Class A ordinary shares at the average market price during the period. As the exercise price of the warrants exceeds the average market price of the Class A ordinary shares, the outstanding warrants are considered anti-dilutive.